Equity (Details 1 - Textuals) R$ in Thousands					12 Months Ended
	Nov. 30, 2021 BRL (R$) shares	Aug. 31, 2021 BRL (R$) shares	Jul. 30, 2021 BRL (R$) shares	Jul. 22, 2021 BRL (R$) shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2019 BRL (R$)	May 07, 2021 shares
Equity
Number of shares issued through initial public offering | shares					41,324,506	4,781,602
Gross proceeds of the initial public offering and private placement					R$ 1,031,355	R$ 0	R$ 0
Net proceeds of the initial public offering and private placement					R$ 0	36,409	R$ 0
Capital increase						36,409
Capital
Equity
Capital increase						36,409
Capital reserve
Equity
Capital increase						R$ 0
Class A common shares
Equity
Number of shares issued through initial public offering | shares				11,538,462				199,710
Class A common shares | Twilio Inc.
Equity
Number of shares issued through initial public offering | shares				3,846,153	3,846,153	0
Gross proceeds of the initial public offering and private placement				R$ 1,031,355
Net proceeds of the initial public offering and private placement				R$ 951,829
Class A common shares | D1 former shareholders
Equity
Number of shares issued through initial public offering | shares					1,942,750	0
Number of shares issued as a part of the conclusion of entity's purchase agreement | shares			1,942,750
Class A common shares | Sirena former shareholders
Equity
Number of shares issued through initial public offering | shares					89,131	0
Number of shares issued as a part of the conclusion of entity's purchase agreement | shares	91,728	89,131
Class A common shares | Capital | D1 former shareholders
Equity
Capital increase			R$ 1,070
Class A common shares | Capital | Sirena former shareholders
Equity
Capital increase	R$ 151	R$ 4,467
Class A common shares | Capital reserve | D1 former shareholders
Equity
Capital increase			R$ 131,742
Class A common shares | Capital reserve | Sirena former shareholders
Equity
Capital increase	R$ 6,642